Annual Operating Expenses - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIP Total Market Index Portfolio	May 31, 2024
VIP Total Market Index Portfolio - Initial Class
Operating Expenses:
Management fee	0.11%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.11%
VIP Total Market Index Portfolio - Service Class 2
Operating Expenses:
Management fee	0.11%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[2]
Total annual operating expenses	0.36%
VIP Total Market Index Portfolio - Service Class
Operating Expenses:
Management fee	0.11%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[2]
Total annual operating expenses	0.21%

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.